August 5, 2008




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD STAR FUNDS (THE TRUST)
     FILE NO.  2-88373

Dear Commissioners:

Enclosed is the 46th Post-Effective Amendment of the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to disclose a change in the investment strategy for the Total International Stock Index Fund, a series of the Trust. This filing also includes a number of non-material changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of October 14, 2008. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the fiscal period ended April 30, 2008. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5693.

Sincerely,
The Vanguard Group, Inc.





Natalie S. Bej

Senior Counsel



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission